Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill
Beginning Balance	¥ 65,481		¥ 66,753
Acquisitions			3,610
Goodwill impairment	0		(4,882)	¥ (51,971)
Ending Balance	65,481	$ 9,223	65,481	66,753
Meituan on-demand delivery
Goodwill
Beginning Balance	11,194		11,194
Ending Balance	11,194	1,577	11,194	11,194
Bike-sharing maintenance
Goodwill
Beginning Balance			4,882
Goodwill impairment			(4,882)
Ending Balance				4,882
Eleme On- demand delivery
Goodwill
Beginning Balance	9,819		9,819
Ending Balance	9,819	1,383	9,819	9,819
B&B solution
Goodwill
Beginning Balance	4,613		4,613
Ending Balance	4,613	650	4,613	4,613
Housekeeping solution
Goodwill
Beginning Balance	36,245		36,245
Ending Balance	36,245	5,105	36,245	¥ 36,245
Ride-hailing solution services
Goodwill
Beginning Balance	3,610
Acquisitions			3,610
Ending Balance	¥ 3,610	$ 508	¥ 3,610